John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778  Fax: 913.660.9157
john.lively@1940actlawgroup.com

December 12, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:    The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of the World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the CBOE Vest Enhanced Growth Funds listed on Schedule A attached (the “Funds”). The Amendment is being filed for the purpose of addressing SEC staff comments received on the Trust’s Rule 485(a) filing made by the Trust on September 12, 2016 for the purpose of adding the Funds as new portfolio series to the Trust.

In accordance with Rule 485(b)(4), we hereby represent that, based on our review of the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.

SCHEDULE A

CBOE Vest S&P 500® Enhanced Growth Strategy Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (January) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (February) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (March) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (April) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (May) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (June) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (July) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (August) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (September) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (October) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (November) Fund
CBOE Vest S&P 500® Enhanced Growth Strategy (December) Fund